Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	$ 585,338		$ 3,894
Bank deposits	85,596
Restricted deposits	468		408
Trade receivables	713		1,816
Other receivables	429		342
Financial assets	672,544		6,460
Financial liabilities at amortized cost	20,545		11,256
Total net financial assets (liabilities)	651,999		(4,796)
NIS [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash | ₪		₪ 1,057		₪ 348
Bank deposits | ₪
Restricted deposits | ₪		406		377
Trade receivables | ₪		17
Other receivables | ₪		410		342
Financial assets | ₪		1,890		1,067
Financial liabilities at amortized cost | ₪		4,366		4,503
Total net financial assets (liabilities) | ₪		₪ (2,476)		₪ (3,436)
Linked to the U.S. dollar [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	584,205		3,536
Bank deposits	85,596
Restricted deposits	62		31
Trade receivables	534		1,586
Other receivables	19
Financial assets	670,416		5,153
Financial liabilities at amortized cost	16,134		6,740
Total net financial assets (liabilities)	654,282		(1,587)
Linked to the EURO and Other [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	76		10
Bank deposits
Restricted deposits
Trade receivables	162		230
Other receivables
Financial assets	238		240
Financial liabilities at amortized cost	45		13
Total net financial assets (liabilities)	$ 193		$ 227